Stockholders’ Equity (Details)							3 Months Ended	12 Months Ended
	Feb. 29, 2024 USD ($) shares	Dec. 08, 2023 USD ($) shares	Sep. 20, 2021 USD ($) $ / shares shares	Jun. 22, 2021 USD ($) $ / shares shares	Jan. 06, 2021 USD ($) $ / shares shares	Dec. 31, 2020 USD ($) $ / shares shares	Mar. 31, 2025 Stockholders $ / shares shares	Dec. 31, 2024 Stockholders $ / shares shares		Dec. 31, 2023 USD ($) $ / shares shares	Dec. 07, 2020 $ / shares shares
Stockholders Equity [Line Items]
Number of common stock are held by stockholders (in Stockholders) | Stockholders							143	143
Number of preferred stock are held by stockholders (in Stockholders) | Stockholders							2	3
Common stock issued for consulting services (in Dollars) | $										$ 455
Warrant [Member]
Stockholders Equity [Line Items]
Issued warrants			7,500,000	70,000,000	10,000,000	16,000,000					15,000,000
Exercise price per warrant (in Dollars per share) | $ / shares			$ 0.085	$ 0.1	$ 0.033	$ 0.03					$ 0.03
Warrants expire year			3 years	3 years	3 years	3 years
Warrants issued for debt (in Dollars) | $			$ 360,607	$ 5,465,726	$ 237,811	$ 279,867
Common Stock [Member]
Stockholders Equity [Line Items]
Common stock, shares authorized							100,000,000	100,000,000	[1]	100,000,000
Common stock, par value (in Dollars per share) | $ / shares							$ 0.001	$ 0.001	[1]	$ 0.001
Common stock, shares issued							12,538,968	12,538,968	[1]	12,493,938
Common stock, shares outstanding							12,538,968	12,538,968	[1]	12,493,938
Common Stock [Member] | Warrant [Member]
Stockholders Equity [Line Items]
Issued warrants			7,500,000	70,000,000	10,000,000	16,000,000
Exercise price per warrant (in Dollars per share) | $ / shares						$ 0.03
Preferred Stock [Member]
Stockholders Equity [Line Items]
Preferred stock, shares authorized							11,000,000	11,000,000
Preferred stock, par value (in Dollars per share) | $ / shares							$ 0.001	$ 0.001
Preferred shares issued							1,059,870	1,059,870
Preferred shares outstanding							1,059,870	1,059,870
Series AA Super Voting Preferred Stock [Member]
Stockholders Equity [Line Items]
Percentage of Voting Preferred Stock							67.00%	67.00%
Series AA Preferred Stock [Member]
Stockholders Equity [Line Items]
Preferred shares issued							1,050,000	1,050,000		1,050,000
Preferred shares outstanding							1,050,000	1,050,000		1,050,000
Series DD Convertible Preferred Stock [Member]
Stockholders Equity [Line Items]
Preferred shares issued							9,870	9,870		9,870
Preferred shares outstanding							9,870	9,870		9,870
Common stock conversion price (in Dollars per share) | $ / shares							$ 3.17	$ 3.17
Series BB Preferred Stock [Member]
Stockholders Equity [Line Items]
Liquidation value per share (in Dollars per share) | $ / shares								1
Series CC Convertible Preferred Stock [Member]
Stockholders Equity [Line Items]
Common stock conversion price (in Dollars per share) | $ / shares								$ 0.8
Conversion shares								1,000
2024 Transactions [Member]
Stockholders Equity [Line Items]
Share issued for consulting services	45,030
Common stock issued for consulting services (in Dollars) | $	$ 1,801
2023 Transactions [Member]
Stockholders Equity [Line Items]
Common stock, shares issued								12,538,968		12,493,938
Common stock, shares outstanding								12,538,968		12,493,938
Share issued for consulting services		50,000
Common stock issued for consulting services (in Dollars) | $		$ 455

[1]	Derived from audited information